The estimated fair value of the derivative instruments was valued using the Black-Scholes option pricing model during the year ended June 30, 2021, using the following assumptions (Details)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Measurement Input Expected Volatility [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Measurement Input	78.55	55.87
Measurement Input Expected Volatility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Measurement Input	253.30	78.46
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Measurement Input	0.61	0.66
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Measurement Input	0.93	2.08
Measurement Input, Maturity [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Term	6 months	12 months